                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kashif F. Sheikh          Los Angeles, CA    February 9, 2004
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                        --------------------

Form 13F Information Table Entry Total:             28
                                        --------------------

Form 13F Information Table Value Total:        338,530
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                                                      FORM 13F INFORMATION TABLE

                                                                         VALUE                 INVESTMENT    OTHER     VOTING
NAME OF ISSUER                              TITLE OF CLASS    CUSIP     (X$1000)     SHARES    DISCRETION  MANAGERS  AUTHORITY
--------------------------                  --------------  ---------  ---------  -----------  ----------  --------  ---------


AIRTRAN HOLDINGS INC                            Common      00949P108     24,021   2,018,600      Sole       None       Sole

ALLERGAN INC                                    Common      018490102      3,917     51,000       Sole       None       Sole

AMAZON COM INC                                  Common      023135106      5,591    106,250       Sole       None       Sole

BOEING CO                                       Common      097023105      6,612    156,900       Sole       None       Sole

COMPUGEN LTD                                    Common      M25722105        620    122,825       Sole       None       Sole

COSTCO WHOLESALE CORP                           Common      22160K105     14,692    395,150       Sole       None       Sole

CSX CORP                                        Common      126408103      1,035     28,800       Sole       None       Sole

DELL INC                                        Common      24702R101     10,058    296,000       Sole       None       Sole

DELPHI FINANCIAL GROUP, INC                     Common      247131105     23,960    665,555       Sole       None       Sole

DRS TECHNOLOGIES                                Common      23330X100        451     16,235       Sole       None       Sole

FLEXTRONICS INTL LTD                            Common      Y2573F102      9,339    631,000       Sole       None       Sole

FREEPORT MCMORAN COPPER & GOLD CL B             Common      35671D857      4,446    105,540       Sole       None       Sole

FUELCELL ENERGY INC                             Common      35952H106      2,305    177,000       Sole       None       Sole

HILTON HOTELS CORP                              Common      432848109     13,197    770,400       Sole       None       Sole

INTERNATIONAL BUSINESS MACHINES                 Common      459200101      4,078     44,000       Sole       None       Sole

INTEL CORP                                      Common      458140100      6,410    200,000       Sole       None       Sole

INVESTORS FINANCIAL SERVICES CORP               Common      461915100    137,602   3,582,462      Sole       None       Sole

KINDER MORGAN INC                               Common      49455P101      1,986     33,600       Sole       None       Sole

LOCKHEED MARTIN CORP                            Common      539830109     14,012    272,600       Sole       None       Sole

MCMORAN EXPLORATION  CO                         Common      582411104        446     23,795       Sole       None       Sole

MICROSOFT CORPORATION                           Common      594918104      4,106    150,000       Sole       None       Sole

OCULAR SCIENCES INC                             Common      675744106       976      34,000       Sole       None       Sole

PFIZER INC                                      Common      717081103      1,646     46,600       Sole       None       Sole

SEI INVESTMENTS CO                              Common      784117103      2,879     94,500       Sole       None       Sole

STRATUS PROPERTIES INC                          Common      863167201        932     92,755       Sole       None       Sole

SYNTROLEUM CORP                                 Common      871630109     31,109   7,201,240      Sole       None       Sole

TIFFANY & CO                                    Common      886547108        999     22,100       Sole       None       Sole

UNIVISION COMMUNICATIONS INC                    Common      914906102     11,105    279,800       Sole       None       Sole


                                                                      -------------
                                                                         338,530
                                                                      -------------

[Repeat as necessary]